LONG-TERM BORROWING (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM BORROWING
Schedule of loan agreement of long-term borrowing from bank

			Amount	Original Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
May 1, 2020	Bay State College	Small Business Administration (“SBA”)	9,594	1,470	1.00%	May 2, 2022